Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,056	$ 1,200
United States
Segment Reporting Information [Line Items]
Long-lived assets	766	841
Italy
Segment Reporting Information [Line Items]
Long-lived assets	125	176
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	9	14
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	93	91
All other
Segment Reporting Information [Line Items]
Long-lived assets	$ 63	$ 77